Details of Significant Accounts (Details) - Schedule of Short-Term Borrowings - TWD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Bank borrowings
Total (in New Dollars)		$ 90,000
Bank Borrowings [Member]
Bank borrowings
Secured borrowings, Balance (in New Dollars)	$ 90,000	$ 82,000	$ 90,000
Secured borrowings, Interest rate range		1.85%
Secured borrowings, Collateral	Time deposits, Credit Guarantee Fund	Time deposits	Time deposits, Credit Guarantee Fund
Unsecured borrowings, Balance (in New Dollars)		$ 8,000
Unsecured borrowings, Interest rate range		2.43%
Bottom of range [member] | Bank Borrowings [Member]
Bank borrowings
Secured borrowings, Interest rate range	1.94%		1.81%
Top of range [member] | Bank Borrowings [Member]
Bank borrowings
Secured borrowings, Interest rate range	2.55%		2.43%